Related Party Transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 9 – RELATED PARTY TRANSACTIONS

Details of transactions between the Corporation and related parties are disclosed below.

The following transactions were carried out with related parties:

	March 31, 2019	September 30, 2018

Loan from related party	$1,857,029	$1,737,566
Convertible Loans (B)	$91,166	$91,166
Total	$1,948,195	$1,828,732

(a) From time to time, the president and stockholder of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.

(b) See Note 6 for details of Convertible notes.

NOTE 9 – RELATED PARTY TRANSACTIONS

Details of transactions between the Corporation and related parties are disclosed below.

The following transactions were carried out with related parties:

	September 30, 2018	September 30, 2017

Loan from related party	$1,737,566	$1,417,065
Convertible Loans (B)	$91,166	$128,466
Total	$1,828,732	$1,545,531

(a) From time to time, the president and stockholder of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.

(b) See Note 6 for details of Convertible notes.